Earnings per Unit and Cash Distributions	12 Months Ended
Dec. 31, 2024
Earnings per Unit and Cash Distributions
Earnings per Unit and Cash Distributions

22) Earnings per Unit and Cash Distributions

The calculations of basic and diluted earnings per unit (1) are presented below:

	Year Ended December 31,
(U.S. Dollars in thousands, except per unit data)	2024	2023	2022
Net income (loss)	$14,065	$(34,328)	$58,667
Less: Series A Preferred unitholders’ interest in net income (loss)	6,800	6,800	6,800
Net income (loss) attributable to the unitholders of KNOT Offshore Partners LP	7,265	(41,128)	51,867
Less: Distributions (2)	3,607	3,607	55,404
Under (over) distributed earnings	3,658	(44,735)	(3,537)
Under (over) distributed earnings attributable to:
Common unitholders	3,591	(43,909)	(3,430)
Class B unitholders (3)	—	—	(42)
General Partner	67	(826)	(65)
Weighted average units outstanding (basic) (in thousands):
Common unitholders	34,045	34,045	33,882
Class B unitholders	252	252	416
General Partner	640	640	640
Weighted average units outstanding (diluted) (in thousands):
Common unitholders	38,399	38,430	37,919
Class B unitholders	252	252	416
General Partner	640	640	640
Earnings per unit (basic):
Common unitholders	$0.21	$(1.19)	$1.48
Class B unitholders (3)	—	—	1.48
General Partner	0.21	(1.19)	1.48
Earnings per unit (diluted):
Common unitholders (4)	$0.21	$(1.19)	$1.48
Class B unitholders (3)	—	—	1.48
General Partner	0.21	(1.19)	1.48
Cash distributions declared and paid in the period per unit (5)	$0.10	$0.10	$2.08
Subsequent event: Cash distributions declared and paid per unit relating to the period (6)	$0.03	$0.03	$0.03
(1)	Earnings per unit have been calculated in accordance with the cash distribution provisions set forth in the Partnership’s agreement of limited partnership (the “Partnership Agreement”).
(2)	This refers to distributions made or to be made in relation to the period irrespective of the declaration and payment dates and based on the number of units outstanding at the record date.
(3)	When the distribution target is not met, there is no allocation of net income (loss) to Class B units.
(4)	Diluted weighted average units outstanding and earnings per unit diluted for the year ended December 31, 2024, 2023 and 2022 does not reflect any potential common units relating to the Series A Preferred Units since the assumed issuance of any additional units would be anti-dilutive.
(5)	Refers to cash distributions declared and paid during the period.
(6)	Refers to cash distributions declared and paid subsequent to the period end.

The Partnership’s Series A Convertible Preferred Units (the “Series A Preferred Units”) rank senior to the common units and Class B Units as to the payment of distributions and amounts payable upon liquidation, dissolution or winding up. The Series A Preferred Units have a liquidation preference of $24.00 per unit, plus any Series A unpaid cash distributions, plus all accrued but unpaid distributions on such Series A Preferred Unit with respect to the quarter in which the liquidation occurs to the date fixed for the payment of any amount upon liquidation. The Series A Preferred Units are entitled to cumulative distributions from their initial issuance date, with distributions being calculated at an annual rate of 8.0% on the stated liquidation preference and payable quarterly in arrears within 45 days after the end of each quarter, when, as and if declared by the Board.

The Series A Preferred Units are generally convertible, at the option of the holders of the Series A Preferred Units, into common units at the applicable conversion rate. The conversion rate will be subject to adjustment under certain circumstances. In addition, the conversion rate will be redetermined on a quarterly basis, such that the conversion rate will be equal to $24.00 (the “Issue Price”) divided by the product of (x) the book value per common unit at the end of the immediately preceding quarter (pro-forma for per unit cash distributions payable with respect to such quarter) multiplied by (y) the quotient of (i) the Issue Price divided by (ii) the book value per common unit on February 2, 2017. In addition, the Partnership may redeem the Series A Preferred Units at any time until February 2, 2027 at the redemption price specified in the Partnership Agreement, provided, however, that upon notice from the Partnership to the holders of Series A Preferred Units of its intent to redeem, such holders may elect, instead, to convert their Series A Preferred Units into common units at the applicable conversion rate.

Upon a change of control of the Partnership, the holders of Series A Preferred Units will have the right to require cash redemption at 100% of the Issue Price. In addition, the holders of Series A Preferred Units will have the right to cause the Partnership to redeem the Series A Preferred Units on February 2, 2027 in, at the option of the Partnership, (i) cash at a price equal to 70% of the Issue Price or (ii) common units such that each Series A Preferred Unit receives common units worth 80% of the Issue Price (based on the volume-weighted average trading price, as adjusted for splits, combinations and other similar transactions, of the common units as reported on the NYSE for the 30 trading day period ending on the fifth trading day immediately prior to the redemption date) plus any accrued and unpaid distributions. In addition, subject to certain conditions, the Partnership has the right to convert the Series A Preferred Units into common units at the applicable conversion rate if the aggregate market value (calculated as set forth in the partnership agreement) of the common units into which the outstanding Series A Preferred Units are convertible, based on the applicable conversion rate, is greater than 130% of the aggregate Issue Price of the outstanding Series A Preferred Units.

The Series A Preferred Units have voting rights that are identical to the voting rights of the common units and Class B Units, except they do not have any right to nominate, appoint or elect any of the directors of the Board, except whenever distributions payable on the Series A Preferred Units have not been declared and paid for four consecutive quarters (a “Trigger Event”). Upon a Trigger Event, holders of Series A Preferred Units, together with the holders of any other series of preferred units upon which like rights have been conferred and are exercisable, may replace one of the members of the Board appointed by the General Partner with a person nominated by such holders, such nominee to serve until all accrued and unpaid distributions on the preferred units have been paid. The Series A Preferred Units are entitled to vote with the common units and Class B Units as a single class so that the Series A Preferred Units are entitled to one vote for each common unit into which the Series A Preferred Units are convertible at the time of voting.

On September 7, 2021, the Partnership entered into an exchange agreement with its general partner and KNOT whereby KNOT contributed to the Partnership all of KNOT’s IDRs in exchange for the issuance by the Partnership to KNOT of 673,080 common units and 673,080 Class B Units, whereupon the IDRs were cancelled (the “IDR Exchange”). The IDR Exchange closed on September 10, 2021. The Class B Units are a new class of limited partner interests which are not entitled to receive cash distributions in any quarter unless common unitholders receive a distribution of at least $0.52 for such quarter (the “Distribution Threshold”). When common unitholders receive a quarterly distribution at least equal to the Distribution Threshold, then Class B unitholders will be entitled to receive the same distribution as common unitholders.

For each quarter (starting with the quarter ended September 30, 2021) that the Partnership pays distributions on the common units that are at or above the Distribution Threshold, one-eighth of the Class B Units will be converted to common units on a one-for-one basis until such time as no further Class B Units exist. The Class B Units will generally vote together with the common units as a single class.

After the payment of the Partnership’s quarterly cash distribution on February 12, 2022, with respect to the fourth quarter of 2021, 84,135 of the Class B Units converted to common units on a one-to-one basis. After the payment of the Partnership’s quarterly cash distribution on May 12, 2022, with respect to the first quarter of 2022, 84,135 of the Class B Units converted to common units on a one-to-one basis. After the payment of the Partnership’s quarterly cash distribution on August 11, 2022, with respect to the second quarter of 2022, 84,135 of the Class B Units converted to common units on a one-to-one basis. After the payment of the Partnership’s quarterly cash distribution on November 9, 2022 with respect to the third quarter of 2022, 84,135 of the Class B Units converted to common units on a one-to-one basis.

On January 11, 2023, the Partnership declared a quarterly cash distribution with respect to the fourth quarter of 2022 of $0.026 per common unit and, after the payment of this quarterly cash distribution on February 9, 2023, no Class B Units converted to common units.After the payment of the Partnership’s quarterly cash distribution on May 11, 2023, with respect to the first quarter, no Class B Units converted to common units. After the payment of the Partnership’s quarterly cash distribution on August 10, 2023, with respect to the second quarter, no Class B Units converted to common units. After the payment of the Partnership’s quarterly cash distribution on November 9, 2023, with respect to the third quarter, no Class B Units converted to common units.

As of December 31, 2024, 71.4% of the Partnership’s total number of common units outstanding representing limited partner interests were held by the public (in the form of 24,293,458 common units) and 28.4% of such units were held directly by KNOT (in the form of 9,661,255 common units). In addition, KNOT, through its ownership of the General Partner, held a 1.83% general partner interest (in the form of 640,278 general partner units) and a 0.3% limited partner interest (in the form of 90,368 common units). As of December 31, 2023, KNOT also held 208,333 Series A Preferred Units and 252,405 Class B Units.

Earnings per unit—basic is determined by dividing net income, after deducting the amount of net income attributable to the Series A Preferred Units and the distribution paid or to be made in relation to the period, by the weighted-average number of units outstanding during the applicable period.

The computation of limited partners’ interest in net income per common unit – diluted assumes the issuance of common units for all potentially dilutive securities consisting of 3,541,666 Series A Preferred Units and 252,405 Class B Units as of December 31, 2024. Consequently, the net income attributable to limited partners’ interest is exclusive of any distributions on the Series A Preferred Units. In addition, the weighted average number of common units outstanding has been increased assuming the Series A Preferred Units and Class B Units have been converted to common units using the if-converted method. The computation of limited partners’ interest in net income per common unit – diluted does not assume the issuance of Series A Preferred Units and Class B Units if the effect would be anti-dilutive.

The General Partner’s, Class B unitholders’ and common unitholders’ interest in net income was calculated as if all net income was distributed according to the terms of the Partnership Agreement, regardless of whether those earnings would or could be distributed. The Partnership Agreement does not provide for the distribution of net income. Rather, it provides for the distribution of available cash, which is a contractually defined term that generally means all cash on hand at the end of each quarter less the amount of cash reserves established by the Board to provide for the proper conduct of the Partnership’s business, including reserves for future capital expenditures, anticipated credit needs and capital requirements and any accumulated distributions on, or redemptions of, the Series A Preferred Units. Unlike available cash, net income is affected by non-cash items, such as depreciation and amortization, unrealized gains and losses on derivative instruments and unrealized foreign currency gains and losses.